Note 3 - Revenue Recognition Standard	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
3.	Revenue recognition standard

On
January 1, 2018,
the Company adopted the new accounting standard ASC
606,
Revenue from Contracts with Customers and all the related amendments (“new revenue standard”) to all open contracts using the full retrospective method. The Company recognized the cumulative effect of initially applying the new revenue standard as an adjustment to retained earnings on
January 1, 2017.
The comparative information has been recast to reflect the new revenue standard.

The new revenue standard resulted in the deferral of some revenues relating to franchise fees that were previously recognized at a point in time and will now be recognized over time, during the term of the franchise agreement. The application of the new standard also resulted in gross revenue recognition of certain ancillary fees related to marketing funds in the FirstService Brands segment. Previously, these amounts were recorded on a net basis.

The Company has adjusted its comparative consolidated financial statements from amounts previously reported due to the retrospective adoption of ASC
606.
Select Consolidated Statements of Earnings line items, which reflect the adoption of ASC
606
are as follows:

	Year ended, December 31, 2017
	As Previously Reported	Adjustments	As Adjusted
(In thousands, except per share amounts)

Revenues	$1,705,456	$23,575	$1,729,031
Cost of revenues	1,189,373	(559)	1,188,814
Selling, general and administrative expenses	358,238	26,799	385,037
Operating earnings	107,627	(2,665)	104,962
Net earnings	76,673	(1,626)	75,047

Diluted net earnings per share	1.45	(0.04)	1.41

Select Consolidated Balance Sheet line items, which reflect the adoption of ASC
606
are as follows:

	December 31, 2017
	As Previously Reported	Adjustments	As Adjusted
(In thousands)

Assets:
Accounts Receivable	$182,442	$3,320	$185,762
Prepaid expenses and other current assets	29,631	1,736	31,367
Other assets - non-current	1,401	5,003	6,404
Fixed assets	85,056	368	85,424
Deferred income tax - non-current	674	106	780

Liabilities and equity:
Accounts Payable	40,184	914	41,098
Accrued liabilities	114,096	4,094	118,190
Unearned revenues - current	34,358	4,659	39,017
Unearned revenues - non-current	-	15,552	15,552
Deferred income tax	4,685	(3,739)	946
Retained earnings	18,492	(10,947)	7,545

Adoption of ASC
606
had
no
impact on net cash from or used in operating, investing or financing activities in the Company's Consolidated Statements of Cash Flows.

Within the FirstService Brands segment, franchise fee revenue recognized during the year ended
December 31, 2018
that was included in deferred revenue at the beginning of the period was
$3,392
(
2017
-
$3,716
). These fees are recognized over the life of the underlying franchise agreement, usually between
5
-
10
years.

External broker costs and employee sales commissions in obtaining new franchisees are capitalized in accordance with the new revenue standard and are amortized over the life of the underlying franchise agreement. Costs amortized during the year ended
December 31, 2018
were
$1,220
(
2017
-
$1,331
). The closing amount of the capitalized costs to obtain contracts on the balance sheet as at
December 31, 2018
was
$7,031
(
2017
-
$6,223
). There were
no
impairment losses recognized related to those assets in the quarter.

The Company’s backlog represents remaining performance obligations and is comprised of contracted work yet to be performed. As at
December 31, 2018,
the aggregate amount of backlog was
$151,890.
The Company expects to recognize revenue on the remaining backlog over the next
12
months.

Disaggregated revenues are as follows:

	Year ended December 31
	2018	2017
Revenues

FirstService Residential	$1,254,840	$1,174,332
FirstService Brands company-owned operations	540,058	428,961
FirstService Brands franchisor	132,079	122,620
FirstService Brands franchise fee	4,496	3,118

The Company disaggregates revenue by segment, and within the FirstService Brands segment, further disaggregates its company-owned operations revenue; these businesses primarily recognize revenue over time as they perform because of continuous transfer of control to the customer. As such, revenue is recognized based on the extent of progress towards completion of the performance obligation. The Company generally uses the cost-to-cost measure of progress method. The extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs at completion of the performance obligation. Revenues, including estimated fees or profits, are recorded proportionally as costs are incurred.

We believe this disaggregation best depicts how the nature, amount, timing and uncertainty of the Company’s revenue and cash flows are affected by economic factors.